Revenues - Disaggregation (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 25,998	$ 24,769	$ 25,178	$ 80,125	$ 75,096
Total other revenues	19	361	238	406	871
Revenues	26,017	25,130	25,416	80,531	75,967
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	15,114	13,863	15,017	45,060	44,916
Natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	5,722	5,918	5,134	19,231	15,082
Natural gas liquids
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	1,593	1,825	1,804	5,442	5,707
Natural gas liquids | - European gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	4,848	4,874	4,247	16,088	12,390
Natural gas liquids | - North American gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	445	477	225	1,474	729
Natural gas liquids | - Other incl. Liquefied natural gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	429	568	662	1,669	1,962
Refined products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	2,617	2,374	2,418	7,573	6,686
Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	448	357	378	1,479	1,346
Transportation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	328	323	300	953	1,056
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 174	$ 108	$ 128	$ 387	$ 304